Financial Liabilities - Borrowings - Summary of Carrying Amounts and Market Value of Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Current borrowings	£ 254	£ 92
Non-current borrowings	1,397	1,572
Borrowings	1,651	1,664
Market value [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,020	828
Bank loans and overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	3	3
Bank loans and overdrafts [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	3	3
1.875% Euro notes 2021 [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	£ 178
Non-current borrowings		£ 170
Effective interest rate	2.04%	2.04%
1.875% Euro notes 2021 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	£ 176
Non-current borrowings		£ 170
3.75% US dollar notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 86	£ 89
Effective interest rate	3.94%	3.94%
3.75% US dollar notes 2022 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 88	£ 90
3.25% US dollar notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 69	£ 72
Effective interest rate	3.36%	3.36%
3.25% US dollar notes 2023 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 71	£ 72
1.375% Euro notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 279	£ 262
Effective interest rate	1.44%	1.44%
1.375% Euro notes 2025 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 278	£ 263
Revolving credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings		£ 230
Effective interest rate		1.075%
3.75% gbp notes 2030 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 353
Effective interest rate	3.93%
3.75% gbp notes 2030 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 404